Other Income and Expense (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Restructuring charges for corporate realignment		$ 26
Early debt retirement costs	0	0	271
Williams Partners [Member] | Asset Impairment for Regulatory Action [Member]
Segment Reporting Information [Line Items]
Insurance Recoveries	16	0	0
Charges related to leak at storage facility	3	2	15
Williams Partners [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Insurance deductible expense	13
Insurance Recoveries	50
Insurable Expense in Excess of our Deductibles	10
Williams Partners [Member] | Property Damage And Business Interruption [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Maximum insurance recoverable amount	500
Williams Partners [Member] | Property Damage [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Insurance deductibles	10
Williams Partners [Member] | Business Interruption [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Duration of waiting period before business interrutpion coverage begins	60 days
Williams Partners [Member] | General Liability [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Maximum insurance recoverable amount	610
Insurance deductibles	2
Williams Partners [Member] | Workers Compensation [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Insurance deductibles	1
Williams NGL & Petchem Services [Member] | Gulf Liquids [Member]
Segment Reporting Information [Line Items]
Gulf Liquids interest expense reduction associated wtih litigation contingency acrual reversal			$ 14